GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2023
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Goodwill							$ 1,130,311
Amortization of Intangible Assets	$ 618,543	$ 719,547	$ 2,057,637	$ 2,478,824	$ 1,993,616	$ 2,151,250
Impairment of Intangible Assets (Excluding Goodwill)	$ 600,000		$ 600,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Harper and Jones Llc Business Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Goodwill					$ 1,130,311